BANK FINANCIAL ASSETS AND LIABILITIES - Group's remaining contractual maturity for its non-derivative financial liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 151,261	₽ 131,791
Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	7,365	16,498
Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	116,750	73,518
Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 12,062	₽ 1,270
Weighted average interest rate	6.50%	7.60%
Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 101,534	₽ 69,444
Weighted average interest rate	5.90%	6.30%
Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 2,449	₽ 2,356
Weighted average interest rate	9.50%	9.50%
Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 705	₽ 448
Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	34,511	58,273
Non-interest bearing financial instruments | Financial liabilities at fair value through profit or loss
Analysis of the liquidity and interest rate risks
Financial liabilities	25	373
Non-interest bearing financial instruments | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	263	6,482
Non-interest bearing financial instruments | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	30,152	48,854
Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	4,071	2,564
Up to 30 days
Analysis of the liquidity and interest rate risks
Financial liabilities	60,663	69,793
Up to 30 days | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	6,772	16,469
Up to 30 days | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	28,261	13,707
Up to 30 days | Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	12,062	1,262
Up to 30 days | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	15,716	12,410
Up to 30 days | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	457	12
Up to 30 days | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	26	22
Up to 30 days | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	32,402	56,086
Up to 30 days | Non-interest bearing financial instruments | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities	263	6,482
Up to 30 days | Non-interest bearing financial instruments | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	30,152	48,854
Up to 30 days | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	1,987	750
1 month to 3 months
Analysis of the liquidity and interest rate risks
Financial liabilities	14,604	8,424
1 month to 3 months | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities	593	6
1 month to 3 months | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	14,028	8,265
1 month to 3 months | Fixed interest rate risk | Due to banks
Analysis of the liquidity and interest rate risks
Financial liabilities		8
1 month to 3 months | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	13,272	7,900
1 month to 3 months | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	716	316
1 month to 3 months | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	40	41
1 month to 3 months | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	575	159
1 month to 3 months | Non-interest bearing financial instruments | Financial liabilities at fair value through profit or loss
Analysis of the liquidity and interest rate risks
Financial liabilities	25
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	550	159
3 months to 1 year
Analysis of the liquidity and interest rate risks
Financial liabilities	15,176	49,938
3 months to 1 year | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities		20
3 months to 1 year | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	13,642	47,910
3 months to 1 year | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	13,354	47,490
3 months to 1 year | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	93	258
3 months to 1 year | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	195	162
3 months to 1 year | Non-interest bearing financial instruments
Analysis of the liquidity and interest rate risks
Financial liabilities	1,534	2,028
3 months to 1 year | Non-interest bearing financial instruments | Financial liabilities at fair value through profit or loss
Analysis of the liquidity and interest rate risks
Financial liabilities		373
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
Analysis of the liquidity and interest rate risks
Financial liabilities	1,534	1,655
2021-2025
Analysis of the liquidity and interest rate risks
Financial liabilities	58,721	2,774
2021-2025 | Intercompany balances
Analysis of the liquidity and interest rate risks
Financial liabilities		3
2021-2025 | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	58,721	2,774
2021-2025 | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	58,234	1,644
2021-2025 | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	43	912
2021-2025 | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities	444	218
Thereafter
Analysis of the liquidity and interest rate risks
Financial liabilities	1,634	862
Thereafter | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	1,634	862
Thereafter | Fixed interest rate risk | Customer accounts
Analysis of the liquidity and interest rate risks
Financial liabilities	957
Thereafter | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	677	857
Thereafter | Fixed interest rate risk | Lease obligations
Analysis of the liquidity and interest rate risks
Financial liabilities		₽ 5
Maturity undefined
Analysis of the liquidity and interest rate risks
Financial liabilities	463
Maturity undefined | Fixed interest rate risk
Analysis of the liquidity and interest rate risks
Financial liabilities	463
Maturity undefined | Fixed interest rate risk | Debt securities issued
Analysis of the liquidity and interest rate risks
Financial liabilities	₽ 463